10. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating lease expense	$ 74,492	$ 40,394	$ 285,960	$ 99,080
Commitment 1
Purchase commitment	6,200,000		7,200,000
Commitment 2
Purchase commitment	$ 1,600,000		$ 1,800,000